Note 8 - Right to Use Assets and Lease Liability - Lease Maturity (Details)	Jun. 30, 2019 USD ($)
Six months ended December 31, 2019	$ 30,029
Year ended December 31, 2020	61,253
Year ended December 31, 2021	63,090
Total	154,372
Less: Present value discount	(13,284)
Lease liability	$ 141,088